UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1464

Smith Barney Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY FUNDS, INC.

U.S GOVERNMENT SECURITIES FUND

FORM N-Q

SEPTEMBER 30, 2005

U.S. GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
ASSET-BACKED SECURITIES - 2.0%
Home Equity - 2.0%
$2,000,000	Countrywide Inc., Series 2002-S3, Class M1, 4.800% due 5/25/32	$1,997,649
1,558,126	GMAC Mortgage Corp. Loan Trust, Series 2003-HE2, Class A2, 3.140% due 6/25/25	1,549,455
2,406,230	Renaissance Home Equity Loan Trust, Series 2003-3, Class A, 4.330% due 12/25/33 (a)	2,422,133
723,022	Saxon Asset Securities Trust, Series 2004-3, Class A2, 4.010% due 12/26/34 (a)	723,740
1,057,631	Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2, 4.170% due 1/25/33 (a)	1,060,303

	TOTAL ASSET-BACKED SECURITIES (Cost - $7,270,773)	7,753,280

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.7%
1,455,545	Bear Stearns Alternate A Trust, Series 2003-4, Class 2A1, 4.150% due 2/25/34 (a)	1,456,423
	Countrywide Home Loans:
1,492,305	Mortgage Pass-Through Trust, Whole Loan, Series 2003-HYB1, Class 1A1, 3.742% due 5/19/33 (a)	1,466,042
4,021,275	Series 2003-J10, Class 1A2, 5.250% due 11/25/33 (b)	4,015,887
	Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass Through Securities:
5,826,705	Series T-51, Class 1A, 6.500% due 9/25/43 (a)(b)	5,981,480
2,000,000	Series T-56, Class A3B, 4.406% due 8/25/39	1,987,186
	Federal National Mortgage Association (FNMA):
2,469,942	Grantor Trust, Series 2002-T12, Class A5, 4.723% due 10/25/41 (a)	2,556,712
2,035,457	Series 2003-W12, Class 2A3, 2.420% due 6/25/43	2,025,792
	Whole Loan:
10,626,509	Series 2003-W06, Class 1A31, 4.243% due 10/25/42 (b)	10,573,057
5,000,000	Series 2003-W12, Class 2A4, 3.350% due 6/25/43 (b)	4,892,483
3,252,588	Series 2003-W14, Class 2A, 4.515% due 1/25/43 (a)(b)	3,304,813
2,480,916	Series 2003-W15, Class 3A, 4.592% due 12/25/42 (a)	2,525,004
1,733,677	Series 2003-W19, Class 2A, 4.506% due 6/25/33 (a)	1,753,037
4,850,194	Series 2004-W1, Class 3A, 4.546% due 1/25/43 (a)(b)	4,953,011
2,597,711	IMPAC Secured Assets Corp., Series 2004-3, Class 1A4, 4.230% due 11/25/34 (a)	2,604,953
	Structured ARM Loan:
1,408,966	Series 2004-17, Class A1, 3.861% due 11/25/34 (a)	1,407,758
4,075,252	Series 2005-2, Class A2, 4.080% due 2/25/35 (a)(b)	4,071,431
	Structured Asset Securities Corp.:
814,933	Series 2004-6XS, Class A2, 3.210% due 3/25/34	813,427
5,741,241	Series 2005-RF3, Class 2A, 4.648% due 6/25/35 (b)(c)	5,845,301
	Washington Mutual Mortgage Pass-Through Certificates:
2,570,840	Series 2003-AR10, Class A3B, 3.890% due 10/25/33 (a)	2,560,472
1,034,168	Whole Loan, Series 2003-AR5, Class A7, 4.208% due 6/25/33 (a)	1,025,936

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $66,877,209)	65,820,205

MORTGAGE-BACKED SECURITIES - 89.5%
FHLMC - 28.7%
	Federal Home Loan Mortgage Corp. (FHLMC):
1,366,965	6.238% due 2/1/32 (a)	1,403,933
1,685,118	5.692% due 5/1/32 (a)	1,712,942
1,575,000	4.500% due 10/1/35 (d)(e)	1,498,710
	Gold:
941,465	7.000% due 11/1/15-2/1/16	983,442
2,605,836	6.500% due 6/1/16-1/1/32	2,688,812

See Notes to Schedule of Investments.

U.S. GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
FHLMC (continued)
$3,192,904	6.000% due 3/1/17 (b)	$3,282,750
5,000,000	4.500% due 10/1/20 (d)(e)	4,896,875
42,000,000	5.500% due 10/1/20-10/1/35 (d)(e)	42,228,744
24,400,000	5.000% due 10/1/35 (d)(e)	23,881,500
24,000,000	6.000% due 10/1/35 (d)(e)	24,420,000
6,000,000	6.500% due 10/1/35 (d)(e)	6,170,628

	TOTAL FHLMC	113,168,336

FNMA - 48.7%
	Federal National Mortgage Association (FNMA):
201,591	6.500% due 7/1/16-5/1/32	208,269
17,648,512	5.500% due 11/1/16-8/1/33	17,677,169
23,366,793	6.000% due 5/1/17-10/1/34	23,806,676
10,130,049	4.500% due 8/1/18 (b)	9,940,412
1,511,395	5.000% due 1/1/19	1,508,931
13,000,000	4.500% due 10/1/20 (d)(e)	12,731,875
33,650,000	5.500% due 10/1/20-10/1/35 (d)(e)	33,964,251
4,396,379	7.000% due 4/1/26-6/1/32	4,606,089
1,428,168	5.557% due 6/1/32 (a)	1,463,496
5,825,794	6.500% due 12/1/32 (b)	6,004,517
44,429,612	5.000% due 3/1/34 (b)	43,610,518
27,400,000	6.000% due 10/1/35 (d)(e)	27,862,375
6,680,000	6.500% due 10/1/35 (d)(e)	6,876,225
1,790,513	Whole Loan, 4.710% due 9/25/43	1,787,580

	TOTAL FNMA	192,048,383

GNMA - 12.1%
	Government National Mortgage Association (GNMA):
2,720,821	7.000% due 1/15/29-11/15/31	2,862,917
814,316	7.500% due 1/15/30-10/15/31	864,942
3,226,596	6.500% due 10/15/31 (b)	3,359,169
2,990,122	6.500% due 9/15/32-10/15/32	3,112,074
5,350,625	6.000% due 11/15/32 (b)	5,483,368
22,137,179	5.000% due 5/15/33	21,948,117
10,000,000	5.500% due 10/1/35 (d)(e)	10,093,750

	TOTAL GNMA	47,724,337

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $355,458,073)	352,941,056

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.8%
U.S. Government Agencies - 3.7%
	Federal Home Loan Bank (FHLB):
4,600,000	5.125% due 3/6/06 (b)	4,621,510
5,700,000	3.800% due 1/16/07 (b)	5,660,322
4,500,000	Federal National Mortgage Association (FNMA), 5.000% due 1/15/07 (b)	4,535,455

	Total U.S. Government Agencies	14,817,287

U.S. Government Obligations - 3.1%
	U.S. Treasury Notes:
8,400,000	3.375% due 10/15/09 (b)(f)	8,143,086
2,500,000	4.000% due 4/15/10	2,478,028
1,500,000	4.250% due 8/15/13	1,495,314

	Total U.S. Government Obligations	12,116,428

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $27,390,356)	26,933,715

See Notes to Schedule of Investments.

U.S. GOVERNMENT SECURITIES FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $456,996,411)	$453,448,256

SHORT-TERM INVESTMENTS - 32.6%
Certificates of Deposit (Yankee) - 12.6%
$10,000,000	Barclays Bank PLC NY, 3.720% due 11/10/05	10,000,000
10,000,000	Deutsche Bank AG, 4.155% due 8/2/06	9,981,600
10,000,000	Fortis Bank, 4.150% due 8/8/06	9,981,100
10,000,000	HBOS Treasury Services PLC, 3.230% due 2/14/06	9,965,200
10,000,000	HSBC Bank USA, 3.720% due 11/9/05	10,000,126

	Total Certificates of Deposit (Yankee) (Cost - $49,973,426)	49,928,026

Commercial Paper - 5.1%
10,000,000	BNP Paribas NY, 3.965% due 2/13/06	9,994,500
10,000,000	Depfa Bank PLC NY, 4.160% due 8/4/06	9,982,000

	Total Commercial Paper (Cost - $20,000,000)	19,976,500

Repurchase Agreement - 14.9%
58,875,000	Interest in $836,655,000 joint tri-party repurchase agreement dated 9/30/05 with Greenwich Capital Markets Inc., 3.850% due 10/3/05, Proceeds at maturity - $58,893,889; (Fully collateralized by various U.S. government agency & Treasury obligations, 0.000% to 8.875% due 10/15/05 to 8/6/38; Market value - $60,052,527) (Cost - $58,875,000) (b)	58,875,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $128,848,426)	128,779,526

	TOTAL INVESTMENTS - 147.6% (Cost - $585,844,837#)	582,227,782
	Liabilities in Excess of Other Assets - (47.6)%	(187,742,910)

	TOTAL NET ASSETS - 100.0%	$394,484,872

(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at September 30, 2005.

(b)	All or a portion of this security is segregated for open futures contracts, mortgage dollar rolls and short sales.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	This security is traded on a “to-be-announced” basis.

(e)	All or a portion of this security is acquired under mortgage dollar roll agreement.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ARM	— Adjustable Rate Mortgage

Schedule of Securities Sold Short

FACE AMOUNT	SECURITY	VALUE
$2,237,000	Government National Mortgage Association (GNMA) 6.500% due 10/1/35 (d)
	(Premium Received - $2,328,228)	$2,327,878

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The U.S. Government Securities Fund (the “Fund”), a separate diversified investment fund of Smith Barney Funds, Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

Notes to Schedule of Investments (unaudited) (continued)

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Short Sales of Securities. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$719,503
Gross unrealized depreciation	(4,336,558)

Net unrealized depreciation	$(3,617,055)

At September 30, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
U.S. Treasury 10 Year Notes	50	12/05	$5,563,463	$5,496,094	$(67,369)

During the period ended September 30, 2005, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $1,498,011,035. For the period ended September 30, 2005, the Fund recorded interest income of $2,650,690 related to such transactions. At September 30, 2005, the Fund had outstanding mortgage dollar rolls with a total cost of $180,577,790.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date November 29, 2005

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date November 29, 2005